INCOME TAXES (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating Lease Right Of Use Asset And Liability
Tax at U.S. federal statutory rate		21.00%	21.00%
State, net of federal benefit		5.87%	5.73%
Non-Deductible Expenses		(0.46%)	(0.94%)
Change in valuation allowance		(26.41%)	(25.79%)
Provision for income tax (benefit) effective rates	0.00%	0.00%	0.00%